       The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

  [ABN AMRO ASSET MANAGEMENT LOGO]

                                 ABN AMRO FUNDS

                             SUBJECT TO COMPLETION
                           -------------------------
                                AUGUST 22, 2001
                           -------------------------

                                                       CLASS S SHARES
      Prospectus
                                 MONEY MARKET FUNDS

                                 ABN AMRO Money Market Fund
                                 ABN AMRO Tax-Exempt Money Market Fund
                                 ABN AMRO Government Money Market Fund
                                 ABN AMRO Treasury Money Market Fund

                      _________ , 2001

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO ASSET MANAGEMENT LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS

                                                                                                      Page
                                                     CATEGORIES OF ABN AMRO FUNDS                       3
                                                     FUND SUMMARIES                                     4
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks                             4
                                                         MONEY MARKET FUNDS                             4
                                                         ABN AMRO Money Market Fund                     4
                                                         ABN AMRO Tax-Exempt Money Market Fund          5
                                                         ABN AMRO Government Money Market Fund          6
                                                         ABN AMRO Treasury Money Market Fund            7
                                                         FUND EXPENSES                                  8

                                                     INVESTMENT TERMS                                   9

                                                     MORE ABOUT ABN AMRO FUNDS                         10
                                                         OTHER INVESTMENT STRATEGIES                   10

                                                     MANAGEMENT OF THE FUNDS                           11
                                                         THE ADVISERS                                  11

                                                     SHAREHOLDER INFORMATION                           12
                                                         Opening an Account: Buying Shares             12
                                                         Exchanging Shares                             13
                                                         Selling/Redeeming Shares                      14
                                                         Transaction Policies                          17
                                                         Account Policies and Dividends                17
                                                         Additional Investor Services                  18
                                                         Distribution Plan 12b-1 Fees                  18
                                                         Shareholder Service Fee                       18

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                19

                                                     FINANCIAL HIGHLIGHTS                              20

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

Categories of ABN AMRO Funds

ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

EQUITY FUNDS
EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
- have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
- want to diversify your investments

Equity funds may not be appropriate if you want:
- a stable share price
- a short-term investment
- regular income

BALANCED FUNDS
BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
- capital appreciation and current income
- a balanced diversified investment

FIXED INCOME FUNDS
FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
- regular income
- less volatility than equity funds
- portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS
MONEY MARKET FUNDS invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
- want regular income
- are investing for a short-term objective
- want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in high quality money market instruments and repurchase agreements involving these instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities. The portfolio manager may also invest in U.S.
dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature in or reset 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers.
Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.71
1995                                                                             5.38
1996                                                                             4.87
1997                                                                             5.12
1998                                                                             4.97
1999                                                                             4.60
2000                                                                             5.83

  Best quarter:            12/00   1.51%
  Worst quarter:            6/93   0.66%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Taxable Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                             ABN
                             AMRO        Money Fund
                         Money Market      Report
                             Fund         Averages
-------------------------------------------------------

    1 year:                 5.83%          5.88%
-------------------------------------------------------

    5 years:                5.08%          5.11%
-------------------------------------------------------

    Since
    Inception:(1)           4.71%          4.75%
-------------------------------------------------------

(1)Fund's inception: January 4, 1993. Money
Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers.
Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             2.24
1995                                                                             3.24
1996                                                                             2.88
1997                                                                             3.10
1998                                                                             2.96
1999                                                                             2.75
2000                                                                             3.61

  Best quarter:            12/00   0.95%
  Worst quarter:            6/93   0.36%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Tax-Free
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                           ABN AMRO
                          Tax-Exempt     Money Fund
                             Money         Report
                          Market Fund     Averages
-------------------------------------------------------

    1 year:                  3.61%          3.53%
-------------------------------------------------------

    5 years:                 3.06%          3.06%
-------------------------------------------------------

    Since
    Inception:(1)            2.84%          2.91%
-------------------------------------------------------

(1)Fund's inception: January 4, 1993. Money
Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.63
1995                                                                             5.33
1996                                                                             4.82
1997                                                                             5.05
1998                                                                             4.91
1999                                                                             4.53
2000                                                                             5.74

  Best quarter:            12/00   1.50%
  Worst quarter:            9/93   0.66%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Government
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                             ABN
                          Government     Money Fund
                         Money Market      Report
                             Fund         Averages
-------------------------------------------------------

    1 year:                 5.74%           5.80%
-------------------------------------------------------

    5 years:                5.01%           5.04%
-------------------------------------------------------

    Since
    Inception:(1)           4.67%           4.71%
-------------------------------------------------------

(1)Fund's inception: January 4, 1993. Money
Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments [and shares of money market funds that invest in U.S. Treasury obligations.] The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.32
1995                                                                             5.02
1996                                                                             4.54
1997                                                                             4.70
1998                                                                             4.64
1999                                                                             4.37
2000                                                                             5.59

  Best quarter:            12/00   1.47%
  Worst quarter:            6/93   0.55%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/U.S. Treasury Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                           ABN AMRO
                           Treasury         Money
                             Money       Fund Report
                          Market Fund     Averages
--------------------------------------------------------

    1 year:                  5.59%          5.42%
--------------------------------------------------------

    5 years:                 4.77%          4.75%
--------------------------------------------------------

    Since
    Inception:(1)            4.36%          4.44%
--------------------------------------------------------

(1)Fund's inception: January 4, 1993. Money
Fund Report Averages inception computed from December 31, 1992.

Fund Expenses

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and no redemption fees.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                                                                                                  TOTAL                NET
                                                MANAGEMENT   DISTRIBUTION   SERVICE    OTHER     EXPENSE     FEE     EXPENSE
FUND                                               FEES      (12B-1) FEES    FEES     EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Money Market Fund                         0.35%         0.25%       0.25%
ABN AMRO Tax-Exempt Money Market Fund              0.35          0.25        0.25
ABN AMRO Government Money Market Fund              0.20          0.25        0.25
ABN AMRO Treasury Money Market Fund                0.35          0.25        0.25

[(1)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended December 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses for [date] at the rates shown in the table.

(2)The above table reflects a continuation of the Adviser's voluntary undertaking to waive management fees and/or reimburse expenses exceeding the limit shown. The ratio shown above reflects the expenses incurred during the fiscal year ended December 31, 2000.

(3)Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class I shares are not subject to a Rule 12b-1 distribution fee and a shareholder service fee. Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.]

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

FUND                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
ABN AMRO Money Market Fund                                       $85       $314       $562       $1,273
ABN AMRO Tax-Exempt Money Market Fund                             84        311        557        1,262
ABN AMRO Government Money Market Fund                             85        282        496        1,112
ABN AMRO Treasury Money Market Fund                               87        321        573        1,296

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL GOVERNMENT AVERAGE: An average measures the share prices of a specified group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAX-FREE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/U.S. TREASURY AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

SHAREHOLDER SERVICE FEE:
U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the 1940 Act, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Management of the Funds

THE ADVISERS
The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.
ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of
             , 2001, ABN AMRO Asset Management managed approximately   billion
in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.

        FUND NAME             PORTFOLIO MANAGER(S)                       INVESTMENT EXPERIENCE

ABN AMRO Money Market Fund    Karen Van Cleave        Portfolio Manager of each Fund since January, 1994; Senior
ABN AMRO Government Money                             Vice President of the Adviser. Ms. Van Cleave earned her
  Market Fund                                         B.S. in Business Administration from Boston University.
ABN AMRO Treasury Money
  Market Fund
ABN AMRO Tax-Exempt Money     Steven L. Haldi         Portfolio Manager of the Fund since October, 1999; Vice
  Market Fund                                         President of the Adviser. Before joining the Adviser, Mr.
                                                      Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi
                                                      holds an M.B.A. from Benedictine University and a B.S. in
                                                      Finance from Eastern Illinois University.

                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO Money Market Fund                             0.35%
ABN AMRO Tax-Exempt Money Market Fund                  0.35%
ABN AMRO Government Money Market Fund                  0.20%
ABN AMRO Treasury Money Market Fund                    0.35%

Shareholder Information

OPENING AN ACCOUNT
- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class S shares of each ABN AMRO Fund are as follows:
  o Regular Accounts: $2,500
  o Individual Retirement Accounts (IRAs) $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Balances can be aggregated to meet the minimum investment requires for the accounts of:
  o clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o a corporation or other legal entity
- Initial minimum investment requirements may be waived:
  o for Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
  o Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
  o Make your initial investment using the following table as a guideline.
  o All account openings must be in "good order."

BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY MAIL                      - Complete and sign your            - Return the investment slip from a statement with your
                                application.                        check in the envelope provided and mail to us at the
 ABN AMRO FUNDS               - Make your check payable to ABN      address at the left.
 P.O. BOX 9765                  AMRO Funds and mail to us at the  - We accept checks, bank drafts, money orders and wires and
 PROVIDENCE, RI                 address at the left.                ACH for purchases (see "Other Features" on p.   ). Checks
 02940-4725                   - We accept checks, bank drafts       must be drawn on U.S. banks. There is a $20 charge for
                                and money orders for purchases.     returned checks.
                                Checks must be drawn on U.S.      - Give the following wire/ACH information to your bank:
                                banks to avoid any fees or          Boston Safe Deposit & Trust
                                delays in processing your check.    ABA #01-10-01234
                              - We do not accept third party        For: ABN AMRO Funds
                                checks, which are checks made       A/C 140414
                                payable to someone other than       FBO "ABN AMRO Fund Number"
                                the Funds.                          "Your Account Number"
                                                                    Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
                                                                  - We do not accept third party checks, which are checks made payable to someone other than the Funds.

BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY PHONE                     - Obtain a fund number and account  - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the    ACH.
 800 992-8151                   number at the left.               - You should complete the "Bank Account Information" section
                              - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the  - When you are ready to add to your account, call ABN AMRO
                                amount of your investment.          Funds and tell the representative the fund name, account
                              - Give the following wire/ACH         number, the name(s) in which the account is registered and
                                information to your bank:           the amount of your investment.
                                Boston Safe Deposit & Trust       - Instruct your bank (who may charge a fee) to wire or ACH
                                ABA #01-10-01234                    the amount of your investment.
                                For: ABN AMRO Funds               - Give the following wire/ACH information to your bank:
                                A/C 140414                          Boston Safe Deposit & Trust
                                FBO "ABN AMRO Fund Number"          ABA #01-10-01234
                                "Your Account Number"               For: ABN AMRO Funds
                              - Return your completed and signed    A/C 140414
                                application to:                     FBO "ABN AMRO Fund Number"
                                ABN AMRO Funds                      "Your Account Number"
                                P.O. Box 9765                       Include your name, account number, taxpayer identification
                                Providence, RI 02940-4725           number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
 BY INTERNET                  - Download the appropriate account  - Verify that your bank or credit union is a member of the
                                application(s) from our Web         ACH.
 WWW.ABNAMROFUNDS.COM           site.                             - Complete the "Purchase, Exchange and Redemption
                              - Complete and sign the               Authorization" section of your account application.
                                application(s). Make your check   - Obtain a Personal Identification Number (PIN) from ABN
                                payable to ABN AMRO Funds and       AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                mail it to the address under "By    not already done so. To obtain a PIN, please call 800
                                Mail" above.                        992-8151.
                                                                  - When you are ready to add to your account, access your
                                                                    account through ABN AMRO Funds' Web site and enter your
                                                                    purchase instructions in the highly secure area for
                                                                    shareholders only called "Shareholder Account Access".

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
 BY MAIL                      - Accounts of any type              - Write and sign a letter of instruction indicating the fund
                              - Sales or redemptions of any size    name, fund number, your account number, the name(s) in
 ABN AMRO FUNDS                                                     which the account is registered and the dollar value or
 P.O. BOX 9765                                                      number of shares you wish to sell.
 PROVIDENCE, RI                                                   - Include all signatures and any additional documents that
 02940-4725                                                         may be required. (See "Selling Shares in Writing").
                                                                  - Mail to us at the address at the left.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p.   .

 BY PHONE                     - Non-retirement accounts           - For automated service 24 hours a day using your touch-tone
                              - Sales of up to $50,000 (for         phone, call 800 992-8151.
 800 992-8151                   accounts with telephone account   - To place your request with a Shareholder Service
                                privileges)                         Representative, call between 9 am and 7 pm ET,
                                                                    Monday - Friday.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p.   .
                                                                  - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                    Funds make reasonable attempts to verify that telephone
                                                                    instructions are genuine, but you are responsible for any
                                                                    loss that you may bear from telephone requests.

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
 BY INTERNET                  - Non-retirement accounts           - Complete the "Purchase, Exchange and Redemption
                                                                    Authorization" section of your account application.
 WWW.ABNAMROFUNDS.COM                                             - Obtain a Personal Identification Number (PIN) from ABN
                                                                    AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                    site if you have not already done so.
                                                                  - When you are ready to redeem a portion of your account,
                                                                    access your account through ABN AMRO Funds' Web site and
                                                                    enter your redemption instructions in the highly secure
                                                                    area for shareholders only called "Shareholder Account
                                                                    Access". A check for the proceeds will be mailed to you at the address of record.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p.   ).

 BY MONEY MARKET              - Regular accounts                  - Request the free checkwriting privilege on your
 CHECKWRITING                                                       application.
                                                                  - Verify that the shares to be sold were purchased more than
                                                                    15 days or earlier or were purchased by wire.
                                                                  - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                  - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                  - Currently, there is no charge for this privilege, but the
                                                                    Fund reserves the right to add one.
                                                                  - Canceled checks are available upon request but there is a fee to receive them.
                                                                  - The Fund may cancel this privilege at any time by giving notice to you.

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered
                                       - Signature guarantee, if applicable (see above)
Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered
                                       - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s)
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose       - Letter of instruction signed by the surviving tenant
co-tenants are deceased                - Copy of death certificate
                                       - Signature guarantee, if applicable (see above)
Executors of shareholder estates       - Letter of instruction signed by executor
                                       - Copy of order appointing executor
                                       - Signature guarantee, if applicable (see above)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50 due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 5 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12:00 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. [On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit.] On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder

Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
- Include a voided check.
- Mail to:
  Alleghany Funds
  P.O. Box 9765
  Providence, RI 02940-4725

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofundsusa.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.

DISTRIBUTION PLAN 12b-1 FEES
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of funds shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICE FEE
The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

ABN AMRO MONEY MARKET FUND


                                                             Year            Year            Year           Year          Year
                                                            Ended           Ended           Ended          Ended         Ended
                                                           12/31/00        12/31/99        12/31/98       12/31/97      12/31/96
Net Asset Value, Beginning of Period                          $1.00           $1.00           $1.00         $1.00         $1.00
                                                           --------        --------        --------        ------        ------
  Income from Investment Operations
  Net investment income (loss)                                 0.06            0.05            0.05          0.05          0.05
  Net realized and unrealized gain on investments              0.00            0.00            0.00          0.00          0.00
                                                           --------        --------        --------        ------        ------
  Total from investment operations
  Less Distributions
  Distributions from and in excess of net investment
  income                                                      (0.06)          (0.05)          (0.05)        (0.05)        (0.05)
  Distributions from net realized gain on
  investments                                                  0.00            0.00            0.00          0.00          0.00
                                                           --------        --------        --------        ------        ------
  Total Distributions
Net increase in net asset value
Net Asset Value, End of Period                                $1.00           $1.00           $1.00         $1.00         $1.00
                                                           ========        ========        ========        ======        ======
Total Return                                                   5.83%           4.60%           4.97%         5.12%         4.87%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                       $231,648        $247,655        $219,576        $1,282        $1,466
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser                  0.69%           0.68%           0.69%         0.59%         0.68%
  After reimbursement of expenses by Adviser
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser                  5.45%           4.52%           4.85%         5.00%         4.77%
  After reimbursement of expenses by Adviser                   1.06%           1.05%           1.06%         0.85%         0.83%
Portfolio Turnover                                             5.08%           4.15%           4.48%         4.74          4.62%



(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from

ABN AMRO TAX-EXEMPT MONEY MARKET FUND


                                                            Year          Year          Year          Year          Year
                                                           Ended         Ended         Ended         Ended         Ended
                                                          12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
Net Asset Value, Beginning of Period                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                          -------       -------       -------        ------        ------
  Income from Investment Operations
  Net investment income (loss)                               0.04          0.03          0.03          0.03          0.03
  Net realized and unrealized gain on investments            0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------        ------
  Total from investment operations
  Less Distributions
  Distributions from and in excess of net investment
  income                                                    (0.04)        (0.03)        (0.03)        (0.03)        (0.03)
  Distributions from net realized gain on
  investments                                                0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------        ------
  Total Distributions
Net increase in net asset value
Net Asset Value, End of Period                              $1.00         $1.00         $1.00         $1.00         $1.00
                                                          =======       =======       =======        ======        ======
Total Return                                                 3.61%         2.75%         2.96%         3.10%         2.88%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                      $65,046       $65,130       $67,480        $2,978        $2,807
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser                0.57%         0.60%         0.60%         0.58%         0.65%
  After reimbursement of expenses by Adviser
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser                3.55%         2.71%         2.92%         3.07%         2.85%
  After reimbursement of expenses by Adviser                 1.05%         1.08%         1.06%         0.89%         0.81%
Portfolio Turnover                                           3.07%         2.23%         2.45%         2.76%         2.69%



(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from

ABN AMRO GOVERNMENT MONEY MARKET FUND


                                                            Year          Year          Year          Year          Year
                                                           Ended         Ended         Ended         Ended         Ended
                                                          12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
Net Asset Value, Beginning of Period                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                          -------       -------       -------        ------        ------
  Income from Investment Operations
  Net investment income (loss)                               0.06          0.04          0.05          0.05          0.05
  Net realized and unrealized gain on investments            0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------        ------
  Total from investment operations
  Less Distributions
  Distributions from and in excess of net investment
  income                                                    (0.06)        (0.04)        (0.05)        (0.05)        (0.05)
  Distributions from net realized gain on
  investments                                                0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------        ------
  Total Distributions
Net increase in net asset value
Net Asset Value, End of Period                              $1.00         $1.00         $1.00         $1.00         $1.00
                                                          =======       =======       =======        ======        ======
Total Return                                                 5.74%         4.53%         4.91%         5.05%         4.82%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                      $76,097       $96,031       $89,497        $8,932        $5,093
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser                0.65%         0.65%         0.67%         0.59%         0.69%
  After reimbursement of expenses by Adviser
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser                5.60%         4.46%         4.80%         4.95%         4.71%
  After reimbursement of expenses by Adviser                 0.91%         0.91%         0.92%         0.72%         0.69%
Portfolio Turnover                                           5.34%         4.20%         4.54%         4.82          4.71%



(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from

ABN AMRO TREASURY MONEY MARKET FUND


                                                            Year          Year          Year          Year          Year
                                                           Ended         Ended         Ended         Ended         Ended
                                                          12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
Net Asset Value, Beginning of Period                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                          -------       -------       -------        ------       -------
  Income from Investment Operations
  Net investment income (loss)                               0.05          0.04          0.05          0.05          0.04
  Net realized and unrealized gain on investments            0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------       -------
  Total from investment operations
  Less Distributions
  Dividends from and in excess of net investment
  income                                                    (0.05)        (0.04)        (0.05)        (0.05)        (0.04)
  Distributions from net realized gain on
  investments                                                0.00          0.00          0.00          0.00          0.00
                                                          -------       -------       -------        ------       -------
  Total Distributions
Net increase in net asset value
Net Asset Value, End of Period                              $1.00         $1.00         $1.00         $1.00         $1.00
                                                          =======       =======       =======        ======       =======
Total Return                                                 5.59%         4.37%         4.64%         4.70%         4.54%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                      $13,422       $11,696       $17,625        $6,722       $10,910
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser                0.60%         0.61%         0.62%         0.58%         0.69%
  After reimbursement of expenses by Adviser
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser                5.42%         4.28%         4.54%         4.60%         4.45%
  After reimbursement of expenses by Adviser                 1.08%         1.09%         1.09%         0.88%         0.84%
Portfolio Turnover                                           4.94%         3.80%         4.08%         4.30          4.30%



(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, which is incorporated in this prospectus by reference and dated
             , 2001, is available to you without charge. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940-4725
Phone:     Shareholder Services &
           Fund Literature                    800 992-8151
           Investment Advisor Services        800 597-9704
Web site:  www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.